UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2018 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets

	Aerospace & Defense – 1.7%
4,939	United Technologies Corp.	$665,481

	Air Freight & Logistics – 1.7%
6,167	United Parcel Service, Inc., Class B	643,897

	Automobiles – 2.5%
12,467	General Motors Co.	490,576
10,496	Harley-Davidson, Inc.	476,309

		966,885

	Banks – 10.3%
18,275	BB&T Corp.	993,246
7,837	JPMorgan Chase & Co.(a)	905,174
15,167	PacWest Bancorp	790,807
21,904	Wells Fargo & Co.(b)	1,279,413

		3,968,640

	Beverages – 1.3%
4,531	PepsiCo, Inc.	497,187

	Biotechnology – 1.3%
4,339	AbbVie, Inc.	502,586

	Building Products – 2.3%
23,478	Johnson Controls International PLC	865,634

	Capital Markets – 2.0%
35,590	KKR & Co. LP	763,761

	Chemicals – 2.5%
13,601	DowDuPont, Inc.	956,150

	Communications Equipment – 3.4%
28,739	Cisco Systems, Inc.	1,286,932

	Containers & Packaging – 2.0%
12,945	International Paper Co.	771,393

	Diversified Telecommunication Services – 2.6%
21,079	Verizon Communications, Inc.(a)	1,006,312

	Electric Utilities – 4.9%
26,837	Exelon Corp.	994,043
31,511	PPL Corp.	902,790

		1,896,833

	Electrical Equipment – 2.0%
9,317	Eaton Corp. PLC(a)	751,882

	Food Products – 1.2%
4,770	Hershey Co. (The)	468,700

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – 2.2%
10,347	Medtronic PLC	$826,622

	Independent Power & Renewable Electricity Producers – 2.9%
28,255	NextEra Energy Partners LP	1,108,726

	Insurance – 5.6%
15,780	FNF Group	630,095
21,877	MetLife, Inc.	1,010,499
7,961	Principal Financial Group, Inc.	496,209

		2,136,803

	Media – 2.2%
11,293	Omnicom Group, Inc.	860,865

	Oil, Gas & Consumable Fuels – 8.9%
10,164	Chevron Corp.(a)(b)	1,137,555
18,105	Energy Transfer Partners LP	329,692
22,356	MPLX LP	771,953
18,381	Royal Dutch Shell PLC, B Shares, Sponsored ADR	1,179,692

		3,418,892

	Pharmaceuticals – 10.4%
8,670	Bristol-Myers Squibb Co.	573,954
29,378	GlaxoSmithKline PLC, Sponsored ADR	1,066,715
20,616	Merck & Co., Inc.	1,117,799
34,502	Pfizer, Inc.(a)	1,252,768

		4,011,236

	Professional Services – 1.7%
20,609	Nielsen Holdings PLC	672,472

	REITs - Diversified – 3.7%
40,492	Outfront Media, Inc.	830,491
16,708	Weyerhaeuser Co.	585,281

		1,415,772

	REITs - Hotels – 4.3%
31,860	Park Hotels & Resorts, Inc.	828,041
11,908	Ryman Hospitality Properties, Inc.	821,176

		1,649,217

	Semiconductors & Semiconductor Equipment – 2.9%
17,138	QUALCOMM, Inc.	1,113,970

	Software – 3.6%
8,584	Microsoft Corp.	804,921
11,322	Oracle Corp.	573,686

		1,378,607

	Technology Hardware, Storage & Peripherals – 2.4%
3,384	Apple, Inc.	602,758

Shares	Description	Value (†)
Common Stocks – continued

	Technology Hardware, Storage & Peripherals – continued
19,609	Diebold Nixdorf, Inc.	$307,861

		910,619

	Tobacco – 5.0%
10,664	Altria Group, Inc.	671,299
11,900	Philip Morris International, Inc.(a)	1,232,245

		1,903,544

	Transportation Infrastructure – 1.4%
13,221	Macquarie Infrastructure Corp.	535,451

	Total Common Stocks (Identified Cost $34,889,588)	37,955,069

Preferred Stocks – 1.3%

	Integrated Energy – 1.3%
8,945	Hess Corp., 8.000% (Identified Cost $528,450)	489,828

Principal Amount
Short-Term Investments – 0.5%
$ 191,548	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2018 at 0.700% to be repurchased at $191,552 on 3/01/2018 collateralized by $205,000 U.S. Treasury Note, 2.000% due 4/30/2024 valued at $197,168 including accrued interest(c) (Identified Cost $191,548)	191,548

	Total Investments – 100.7% (Identified Cost $35,609,586)	38,636,445
	Other assets less liabilities – (0.7)%	(256,566)

	Net Assets – 100.0%	$38,379,879

Written Options – (0.0%)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
AbbVie, Inc., Call(d)	04/20/2018	135	(4,000)	$(463,320)	$(3,788)	$(1,740)
Gilead Sciences, Inc., Put(d)	04/20/2018	75	(6,000)	$(472,380)	(6,703)	(9,210)

Total					$(10,491)	$(10,950)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open option contracts.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open option contracts.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$37,955,069	$—	$—	$37,955,069
Preferred Stocks*	489,828	—	—	489,828
Short-Term Investments	—	191,548	—	191,548

Total	$38,444,897	$191,548	$—	$38,636,445

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(10,950)	$—	$—	$(10,950)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. As of February 28, 2018, the Fund engaged in written put and call options for both hedging and investment purposes.

The following is a summary of derivative instruments for the Fund, as of February 28, 2018:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(10,950)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of February 28, 2018, is $502,694.

Industry Summary at February 28, 2018 (Unaudited)

Pharmaceuticals	10.4%
Banks	10.3
Oil, Gas & Consumable Fuels	8.9
Insurance	5.6
Tobacco	5.0
Electric Utilities	4.9
REITs - Hotels	4.3
REITs - Diversified	3.7
Software	3.6
Communications Equipment	3.4
Semiconductors & Semiconductor Equipment	2.9
Independent Power & Renewable Electricity Producers	2.9
Diversified Telecommunication Services	2.6
Automobiles	2.5
Chemicals	2.5
Technology Hardware, Storage & Peripherals	2.4
Building Products	2.3
Media	2.2
Health Care Equipment & Supplies	2.2
Containers & Packaging	2.0
Capital Markets	2.0
Electrical Equipment	2.0
Other Investments, less than 2% each	11.6
Short-Term Investments	0.5

Total Investments	100.7
Other assets less liabilities (including open written options)	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2018 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets

	Argentina – 5.1%
3,900	MercadoLibre, Inc.	$1,513,083

	Brazil – 4.2%
109,289	Ambev S.A., ADR	737,701
68,176	Companhia Brasileira de Meios de Pagamento	507,923

		1,245,624

	China – 10.9%
10,232	Alibaba Group Holding Ltd., Sponsored ADR(a)	1,904,585
5,307	Baidu, Inc., Sponsored ADR(a)	1,339,168

		3,243,753

	Denmark – 3.9%
22,766	Novo Nordisk AS, Class B	1,177,706

	France – 5.2%
11,758	Danone	937,776
4,997	Sodexo S.A.	613,598

		1,551,374

	Italy – 1.1%
81,000	Prada SpA	335,034

	Sweden – 1.3%
43,873	Elekta AB, Class B	400,084

	Switzerland – 6.2%
6,578	Nestle S.A., (Registered)	522,629
7,942	Novartis AG, (Registered)	662,535
2,948	Roche Holding AG	680,929

		1,866,093

	United Kingdom – 5.4%
13,479	Diageo PLC	457,350
32,155	Experian PLC	686,459
8,719	Unilever NV	456,319

		1,600,128

	United States – 56.1%
1,025	Alphabet, Inc., Class A(a)	1,131,518
1,165	Amazon.com, Inc.(a)	1,762,004
6,883	American Express Co.	671,161
13,666	Coca-Cola Co. (The)	590,645
7,423	Colgate-Palmolive Co.	511,964
1,634	Core Laboratories NV	168,237
7,993	Deere & Co.	1,285,834
6,990	Expeditors International of Washington, Inc.	454,070
6,561	Facebook, Inc., Class A(a)	1,169,958
9,182	Microsoft Corp.	860,996
26,847	Oracle Corp.	1,360,338

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
7,806	Procter & Gamble Co. (The)	$612,927
12,062	QUALCOMM, Inc.	784,030
12,036	Schlumberger Ltd.	790,043
9,070	SEI Investments Co.	660,568
9,853	Shire PLC	419,927
35,098	Under Armour, Inc., Class A(a)	581,925
9,948	Visa, Inc., Class A	1,223,007
27,039	Yum China Holdings, Inc.	1,171,329
6,840	Yum! Brands, Inc.	556,639

		16,767,120

	Total Common Stocks (Identified Cost $25,356,959)	29,699,999

Principal Amount
Short-Term Investments – 1.0%
$ 290,413	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2018 at 0.700% to be repurchased at $290,418 on 3/01/2018 collateralized by $310,000 U.S. Treasury Note, 2.000% due 4/30/2024 valued at $298,156 including accrued interest(b) (Identified Cost $290,413)	290,413

Total Investments – 100.4% (Identified Cost $25,647,372)	29,990,412
Other assets less liabilities – (0.4)%	(131,548)

Net Assets – 100.0%	$29,858,864

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 28, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 7,350,346	24.6%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$1,177,706	$—	$1,177,706
France	—	1,551,374	—	1,551,374
Italy	—	335,034	—	335,034
Sweden	—	400,084	—	400,084
Switzerland	—	1,866,093	—	1,866,093
United Kingdom	—	1,600,128	—	1,600,128
United States	16,347,193	419,927	—	16,767,120
All Other Common Stocks*	6,002,460	—	—	6,002,460

Total Common Stocks	22,349,653	7,350,346	—	29,699,999

Short-Term Investments	—	290,413	—	290,413

Total	$22,349,653	$7,640,759	$—	$29,990,412

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $295,556 was transferred from Level 2 to Level 1 during the period ended February 28, 2018. At November 30, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At February 28, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at February 28, 2018 (Unaudited)

Internet Software & Services	23.7%
Pharmaceuticals	8.4
Hotels, Restaurants & Leisure	7.9
Software	7.5
Beverages	6.1
Internet & Direct Marketing Retail	5.9
IT Services	5.8
Food Products	4.8
Machinery	4.3
Household Products	3.8
Energy Equipment & Services	3.2
Textiles, Apparel & Luxury Goods	3.0
Semiconductors & Semiconductor Equipment	2.6
Professional Services	2.3
Consumer Finance	2.2
Capital Markets	2.2
Other Investments, less than 2% each	5.7
Short-Term Investments	1.0

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

Currency Exposure Summary at February 28, 2018 (Unaudited)

United States Dollar	74.2%
Euro	6.7
Swiss Franc	6.2
British Pound	5.3
Danish Krone	3.9
Other, less than 2% each	4.1

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 88.2% of Net Assets

	Aerospace & Defense – 1.5%
$ 12,284,292	Advanced Integration Technology LP, 2017 Term Loan B, LIBOR + 4.750%, 6.724%, 3/21/2023(a)	$12,345,714
11,014,650	Constellis Holdings LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.693%, 4/21/2024(b)	11,124,796
4,342,118	CPI International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 7/26/2024(b)	4,355,708
4,879,004	Engility Corp., Term Loan B2, 1-month LIBOR + 3.250%, 4.898%, 8/12/2023(b)	4,914,084
3,753,720	EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 6-month LIBOR + 3.500%, 5.161%, 12/02/2024(b)	3,783,036
11,200,029	MHVC Acquisitiion Corp., 2017 Term Loan, 3-month LIBOR + 5.250%, 6.950%, 4/29/2024(b)	11,298,030

		47,821,368

	Automotive – 5.1%
9,578,000	Autodata, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.824%, 12/13/2024(b)	9,554,055
9,859,242	BBB Industries U.S. Holdings, Inc., Term B Loan (First Lien), 1-month LIBOR + 4.500%, 6.148%, 11/03/2021(b)	9,925,003
11,407,675	Bright Bidco BV, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.186%, 6/30/2024(c)	11,578,790
16,406,474	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.650%, 3/24/2025(b)	16,666,189
13,983,920	Dayco Products LLC, 2017 Term Loan B, 1-month LIBOR + 5.000%, 6.984%, 5/19/2023(b)	14,141,239
738,750	DexKo Global, Inc., 2018 USD Incremental Term Loan, 1.967%, 7/24/2024(d)	746,138
443,250	DexKo Global, Inc., 2018 USD Incremental Term Loan, 2-month LIBOR + 3.500%, 5.245%, 7/24/2024(b)	447,682
11,172,000	DexKo Global, Inc., 2018 USD Term Loan, 2-month LIBOR + 3.500%, 5.245%, 7/24/2024(b)	11,266,292
12,128,899	Innovative Xcessories & Services LLC, Term Loan B, 3-month LIBOR + 4.750%, 6.210%, 11/29/2022(b)	12,280,510
9,824,760	K&N Engineering, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.398%, 10/19/2023(b)	9,824,760
9,633,080	Sage Automotive Interiors, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.648%, 10/27/2022(b)	9,717,369
12,611,424	Solera LLC, 2018 USD Term Loan B, 3/03/2023(e)	12,637,656
9,932,000	Trico Group LLC, 2018 Term Loan, 3-month LIBOR + 6.500%, 8.484%, 1/26/2025(b)	9,919,585
14,274,270	Truck Hero, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.642%, 4/21/2024(b)	14,341,216
10,037,549	U.S. Farathane LLC, 2017 Term Loan B4, 3-month LIBOR + 3.500%, 5.193%, 12/23/2021(b)	10,112,830
13,859,091	Wand Intermediate I LP, 2nd Lien Term Loan, 6-month LIBOR + 7.250%, 9.138%, 9/19/2022(b)	13,882,236

		167,041,550

Principal Amount	Description	Value (†)
Senior Loans – continued

	Brokerage – 0.3%
$ 9,134,750	Edelman Financial Group (The), 2017 Term Loan B, 3-month LIBOR + 4.250%, 5.970%, 11/11/2024(b)	$9,260,353

	Building Materials – 3.7%
2,150,000	Atkore International, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 2.750%, 4.450%, 12/22/2023(b)	2,162,535
19,732,377	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 5.593%, 5/03/2024(b)	19,861,822
14,057,360	DiversiTech Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.200%, 6/03/2024(b)	14,083,788
15,715,360	DiversiTech Holdings, Inc., 2018 1st Lien Term Loan, 6/03/2024(e)	15,744,905
5,978,000	Encapsys LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.898%, 11/07/2024(b)	6,015,362
10,492,213	Interior Logic Group, Inc., 2017 Term Loan B, 1-month LIBOR + 6.000%, 7.648%, 3/01/2024(b)	10,518,443
6,000,000	Janus International Group LLC, 2018 1st Lien Term Loan, 2/12/2025(e)	5,985,000
5,956,000	Janus International Group LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.581%, 2/12/2025(b)	5,941,110
7,115,360	Mannington Mills, Inc., Term Loan B, 2-month LIBOR + 3.750%, 5.404%, 10/01/2021(b)	7,164,314
11,417,497	Morsco, Inc., Term Loan B, 1-month LIBOR + 7.000%, 8.648%, 10/31/2023(b)	11,574,487
5,233,200	VC GB Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.648%, 2/28/2025(b)	5,272,449
15,237,402	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.950%, 12/19/2023(b)	15,328,826

		119,653,041

	Chemicals – 1.3%
1,248,524	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.148%, 11/18/2023(b)	1,254,766
3,030,000	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.648%, 11/14/2024(b)	3,014,850
960,166	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.148%, 11/18/2023(b)	964,967
2,706,793	DuBois Chemicals, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 3/15/2024(b)	2,713,560
194,733	DuBois Chemicals, Inc., 2017 Delayed Draw Term Loan, 1.000%, 3/15/2024(d)	195,220
14,639,499	Methanol Holdings (Trinidad) Ltd., Term Loan B, 1-month LIBOR + 3.500%, 5.148%, 6/30/2022(b)	14,639,499
6,064,999	Plaskolite, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.693%, 11/03/2022(b)	6,080,162
4,026,790	Transcendia, Inc., 2017 1st Lien Term Loan, 5/30/2024(e)	4,044,428
8,792,843	Transcendia, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 5/30/2024(b)	8,831,355

		41,738,807

	Construction Machinery – 0.4%
3,266,549	Onsite Rental Group Pty Ltd., PIK Term Loan B, 3-month LIBOR, 1.773%, 10/26/2023(b)(f)(g)(h)(i)(j)	2,515,243

Principal Amount	Description	Value (†)
Senior Loans – continued

	Construction Machinery – continued
$ 2,389,195	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.121%, 10/26/2022(b)	$2,341,411
6,612,608	Utility One Source LP, Term Loan B, 1-month LIBOR + 5.500%, 7.148%, 4/18/2023(b)	6,794,455

		11,651,109

	Consumer Cyclical Services – 8.4%
9,687,302	Access CIG LLC, 2018 1st Lien Term Loan, 2/02/2025(e)	9,753,951
1,486,275	Access CIG LLC, 2018 2nd Lien Delayed Draw Term loan, 2/13/2026(e)	1,489,069
7,988,725	Access CIG LLC, 2018 2nd Lien Term Loan, 2/02/2026(e)	8,003,744
2,021,698	Access CIG LLC, 2018 Delayed Draw Term Loan, 2/14/2025(e)	2,035,607
14,282,670	Allied Universal Holdco LLC, 2015 Term Loan, 3-month LIBOR + 3.750%, 5.443%, 7/28/2022(b)	14,116,848
2,651,609	Allied Universal Holdco LLC, 2017 Delayed Draw Term Loan, 5.057%, 7/28/2022(d)	2,618,464
6,088,288	ASP MCS Acquisition Corp., Term Loan B, 1-month LIBOR + 4.750%, 6.398%, 5/18/2024(b)	6,141,560
7,510,000	Boing U.S. Holdco, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.287%, 10/03/2024(b)	7,542,894
3,102,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 10/03/2025(e)	3,102,667
2,818,000	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 9.287%, 10/03/2025(b)	2,818,000
14,027,510	ConvergeOne Holdings Corp., 2017 Term Loan B, 3-month LIBOR + 4.750%, 6.450%, 6/20/2024(b)	14,062,579
4,452,000	Convergint Technologies LLC, 2018 1st Lien Term Loan, 2/03/2025(e)	4,443,675
2,271,613	Convergint Technologies LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.658%, 2/03/2025(b)	2,267,365
1,890,000	Convergint Technologies LLC, 2018 2nd Lien Term Loan, 3-month LIBOR + 6.750%, 8.408%, 1/25/2026(b)	1,899,450
477,000	Convergint Technologies LLC, 2018 Delayed Draw Term Loan, 2/03/2025(e)	476,108
243,387	Convergint Technologies LLC, 2018 Delayed Draw Term Loan, 1.000%, 2/03/2025(d)	242,932
16,245,645	DTI Holdco, Inc., 2016 Term Loan B, LIBOR + 5.250%, 7.022%, 9/30/2023(a)	16,357,415
15,601,214	DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.160%, 11/04/2021(c)	15,568,763
1,128,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 10.022%, 11/04/2022(b)	1,122,360
3,775,000	Duff & Phelps Corp., 2017 Term Loan B, 2/13/2025(e)	3,802,256
11,334,362	Duff & Phelps Corp., 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.833%, 2/13/2025(b)	11,416,196
5,466,606	Garda World Security Corp., 2017 Term Loan, Prime + 2.500%, 7.000%, 5/24/2024(b)	5,513,290
14,142,886	Imagine! Print Solutions, Inc., 2017 Term Loan, 3-month LIBOR + 4.750%, 6.450%, 6/21/2022(b)	13,365,027

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$ 7,454,000	LegalZoom.com, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.094%, 11/21/2024(b)	$7,491,270
13,963,736	Mister Car Wash Holdings, Inc., Term Loan B, 2-month LIBOR + 3.250%, 4.904%, 8/20/2021(b)	14,042,352
3,654,000	Prometric Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.770%, 1/29/2025(b)	3,676,838
14,002,635	PSAV Holdings LLC, Term Loan B, LIBOR + 3.500%, 5.094%, 4/27/2024(a)	14,011,457
4,467,000	SMG (Stadium Management Group), 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.890%, 1/23/2025(b)	4,500,502
8,132,000	Southern Graphics, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 12/31/2022(b)	8,195,511
5,278,475	Sterling Infosystems, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 6/20/2022(b)	5,304,867
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 3-month LIBOR + 5.250%, 6.943%, 6/30/2022(b)	4,542,250
10,089,903	TruGreen LP, 2017 Term Loan, 3-month LIBOR + 4.000%, 5.536%, 4/13/2023(b)	10,190,802
3,028,515	TwentyEighty, Inc., PIK Term Loan B, 4.000%, 3/31/2020(f)(j)(k)	2,271,386
2,171,915	TwentyEighty, Inc., PIK Term Loan C, 0.250%, 3/31/2020(f)(j)(k)	1,628,936
9,872,358	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 3-month LIBOR + 4.000%, 5.693%, 7/14/2023(b)	9,943,340
9,075,462	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.648%, 12/19/2023(b)	9,120,840
1,329	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, Prime + 3.000%, 7.500%, 12/19/2023(b)	1,335
9,592,246	West Corp., 2017 Term Loan, 1-month LIBOR + 4.000%, 5.648%, 10/10/2024(b)	9,670,807
5,375,076	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.900%, 5/06/2021(b)	5,408,670
9,854,821	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 1-month LIBOR + 7.250%, 8.898%, 5/06/2022(b)	9,867,139
6,327,091	Xerox Business Services LLC, USD Term Loan B, 1-month LIBOR + 3.000%, 4.648%, 12/07/2023(b)	6,374,544

		274,403,066

	Consumer Products – 6.0%
28,071,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 8.267%, 7/25/2022(b)	27,005,014
13,192,935	Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 9/26/2024(b)	12,698,200
9,536,573	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 6.148%, 10/26/2023(b)(h)(l)	9,012,062
7,308,683	Global Appliance, Inc., Term Loan B, 1-month LIBOR + 4.000%, 5.650%, 9/29/2024(b)	7,390,905
3,035,941	Highline Aftermarket Acquisition LLC, Term Loan B, 3-month LIBOR + 4.250%, 6.000%, 3/17/2024(b)	3,043,531
4,540,000	Information Resources, Inc., 1st Lien Term Loan, 1/18/2024(e)	4,566,968
10,624,724	Information Resources, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.194%, 1/18/2024(b)	10,687,835

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Products – continued
$ 12,577,905	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 5/01/2024(b)	$12,628,971
12,144,329	Ozark Holdings LLC, Term Loan B, 3-month LIBOR + 3.250%, 7/01/2023(b)	12,139,228
13,999,069	Polyconcept Investments, 2018 Term Loan B, 8/16/2023(e)	13,999,069
13,999,069	Polyconcept Investments, USD 2016 Term Loan B, 1-month LIBOR + 4.750%, 6.398%, 8/16/2023(b)	14,069,064
5,966,020	Radio Systems Corp., Term Loan B, 1-month LIBOR + 3.500%, 5.148%, 5/02/2024(b)	5,988,393
7,124,040	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.216%, 11/08/2023(c)	6,865,794
8,735,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.579%, 11/08/2024(b)	7,927,472
6,660,420	SRAM LLC, 2017 Incremental Term Loan, LIBOR + 3.250%, 4.929%, 3/15/2024(a)	6,702,048
39,753	SRAM LLC, 2017 Incremental Term Loan, Prime + 2.250%, 6.750%, 3/15/2024(b)	40,001
13,115,882	Strategic Partners, Inc., 2016 Term Loan, 6/30/2023(e)	13,181,462
14,878,000	Weight Watchers International, Inc., 2017 Term Loan B, LIBOR + 4.750%, 6.427%, 11/29/2024(a)	15,045,377
12,715,800	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.750%, 6.443%, 6/30/2024(b)	12,866,864

		195,858,258

	Diversified Manufacturing – 1.3%
14,378,362	Cortes NP Acquisition Corp., 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.580%, 11/30/2023(b)	14,450,254
12,219,000	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.943%, 7/19/2024(b)	12,257,246
10,526,424	NN, Inc., 2016 Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 10/19/2022(b)	10,605,372
6,584,000	Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, 2/19/2025(e)	6,637,528

		43,950,400

	Electric – 1.5%
8,132,410	Anemoi Acquisition Holdings LLC, Term Loan B, 3-month LIBOR + 4.250%, 5.943%, 6/26/2022(b)	8,173,072
7,707,343	APLP Holdings LP, 2016 Term Loan B, 1-month LIBOR + 3.500%, 5.148%, 4/13/2023(b)	7,774,782
6,658,313	ExGen Renewables IV LLC, Term Loan B, 3-month LIBOR + 3.000%, 4.990%, 11/28/2024(b)	6,716,573
14,970,046	Mirion Technologies, Inc., Term Loan B, 3-month LIBOR + 4.750%, 6.443%, 3/31/2022(b)	14,904,627
9,803,968	PrimeLine Utility Services LLC, Term Loan, 1-month LIBOR + 5.500%, 7.148%, 11/12/2022(b)	9,828,478

		47,397,532

	Environmental – 0.9%
1,489,112	Allflex Holdings III, Inc., New 1st Lien Term Loan, 6-month LIBOR + 3.250%, 5.138%, 7/20/2020(b)	1,496,558

Principal Amount	Description	Value (†)
Senior Loans – continued

	Environmental – continued
$ 4,286,979	EnergySolutions LLC, New Term Loan, 3-month LIBOR + 4.750%, 6.450%, 5/29/2020(b)	$4,372,719
3,346,392	EWT Holdings III Corp., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.693%, 12/20/2024(b)	3,377,781
6,355,223	SiteOne Landscape Supply, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.400%, 4/29/2022(b)	6,383,059
2,272,305	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.398%, 8/25/2024(b)	2,292,188
12,728,818	Zep, Inc., 2017 1st Lien Term Loan, LIBOR + 4.000%, 5.772%, 8/12/2024(a)	12,803,026

		30,725,331

	Financial Other – 2.9%
867,333	AqGen Ascensus, Inc., 2017 1st Lien Delayed Draw Term Loan, 2-month LIBOR + 3.500%, 5.154%, 12/05/2022(b)	873,838
333,923	AqGen Ascensus, Inc., 2017 Incremental Delayed Draw Term Loan, 1.185%, 12/05/2022(d)	336,428
99,744	AqGen Ascensus, Inc., 2017 Incremental Delayed Draw Term Loan, 2-month LIBOR + 3.500%, 5.154%, 12/05/2022(b)	100,492
10,363,308	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 2-month LIBOR + 3.500%, 5.154%, 12/05/2022(b)	10,453,987
11,093,919	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.234%, 3/04/2022(b)	11,163,256
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 8.193%, 4/05/2021(b)	7,965,803
5,806,525	Grosvenor Capital Management Holdings LLP, 2016 Term Loan B, 3-month LIBOR + 3.000%, 4.648%, 8/18/2023(b)	5,830,100
10,398,375	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 7.369%, 8/18/2022(c)	10,684,330
15,554,000	Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, 1/30/2025(e)	15,592,885
5,676,773	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.694%, 7/01/2024(b)	5,707,541
4,123,817	Resolute Investment Managers, Inc., 2017 1st Lien Term Loan B, 3-month LIBOR + 3.250%, 4.943%, 4/30/2022(b)	4,180,520
11,670,559	Victory Capital Management, Inc., 2018 Term Loan B, 3-month LIBOR + 2.750%, 4.399%, 2/07/2025(b)	11,685,147
11,729,000	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 2-month LIBOR + 3.000%, 4.654%, 11/21/2024(b)	11,736,389

		96,310,716

	Food & Beverage – 2.6%
9,104,040	AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.148%, 12/13/2023(b)	9,121,156
2,262,330	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.148%, 12/13/2023(b)	2,267,036
4,109,943	Arctic Glacier U.S.A., Inc., 2017 Term Loan B, 1-month LIBOR + 4.250%, 5.898%, 3/20/2024(b)	4,116,806
9,914,153	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.793%, 7/07/2024(b)	9,994,754
9,722,028	CPM Holdings, Inc., Term Loan B, 1-month LIBOR + 3.500%, 5.148%, 4/11/2022(b)	9,831,400
15,045,293	Give & Go Prepared Foods Corp., 2017 1st Lien Add-On Term Loan, LIBOR + 4.250%, 6.193%, 7/29/2023(a)	15,082,906

Principal Amount	Description	Value (†)
Senior Loans – continued

	Food & Beverage – continued
$ 2,236,262	High Liner Foods, Inc., Refi Term Loan B, 3-month LIBOR + 3.250%, 4.927%, 4/24/2021(c)	$2,213,900
9,399,168	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.086%, 11/18/2023(c)	9,493,160
11,315,843	TKC Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 4.250%, 6.030%, 2/01/2023(a)	11,436,131
10,073,968	UTZ Quality Foods LLC, 1st Lien Term Loan, 1-week LIBOR + 3.500%., 5.096%, 11/21/2024(b)	10,168,462

		83,725,711

	Gaming – 0.1%
2,614,848	Gateway Casinos & Entertainment Ltd., Term Loan B1, 3-month LIBOR + 3.750%, 5.443%, 2/22/2023(b)	2,637,727

	Health Insurance – 0.7%
4,750,000	Sedgwick Claims Management Services, Inc., 2017 2nd Lien Term Loan, 2/28/2022(e)	4,773,750
5,375,984	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 1-month LIBOR + 5.750%, 7.398%, 2/28/2022(b)	5,399,531
14,031,478	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 3-month LIBOR + 5.750%, 7.734%, 2/28/2022(b)	14,092,936

		24,266,217

	Healthcare – 5.6%
4,354,000	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 1/23/2025(e)	4,370,328
7,340,000	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 1/23/2025(b)	7,367,525
8,730,019	ATI Holdings Acquisition, Inc., 2016 Term Loan, 3-month LIBOR + 3.500%, 5.204%, 5/10/2023(b)	8,806,406
10,934,373	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.981%, 3/18/2024(c)	10,825,029
12,261,025	Carestream Dental Equiment, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.943%, 9/01/2024(b)	12,268,749
1,646,530	Concentra, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 2.750%, 4.530%, 6/01/2022(b)	1,656,821
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 8.588%, 8/15/2025(b)	2,355,875
11,287,144	Explorer Holdings, Inc., 2016 Term Loan B, 3-month LIBOR + 3.750%, 5.522%, 5/02/2023(b)	11,371,797
12,220,157	FHC Health Systems, Inc., 2014 Term Loan, 1-month LIBOR + 4.000%, 5.648%, 12/23/2021(b)	12,143,781
2,218,850	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.693%, 6/28/2024(b)	2,224,397
7,580,522	Greatbatch Ltd., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 4.830%, 10/27/2022(b)	7,643,288
17,649,952	HC Group Holdings III, Inc., Term Loan B, 1-month LIBOR + 5.000%, 6.648%, 4/07/2022(b)	17,914,702
2,780,464	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 4.648%, 5/31/2021(b)	2,612,468
8,521,469	NMSC Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.693%, 4/19/2023(b)	8,457,558
11,768,347	NVA Holdings, Inc., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 8.693%, 8/14/2022(b)	11,778,115

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$ 998,498	NVA Holdings, Inc., Term Loan B3, 3-month LIBOR + 2.750%, 4.409%, 2/02/2025(b)	$997,749
1,183,000	Onex TSG Holdings II Corp., 1st Lien Term Loan, 7/31/2022(e)	1,177,085
14,692,281	Onex TSG Holdings II Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.648%, 7/31/2022(b)	14,618,820
11,592,143	Patterson Medical Holdings, Inc., 1st Lien Term Loan, LIBOR + 4.750%, 6.539%, 8/28/2022(a)	11,345,810
14,497,805	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 4.900%, 9/02/2024(b)	14,494,180
7,044,929	Tecomet, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.500%, 5.278%, 5/01/2024(b)	7,097,766
17,701	Tecomet, Inc., 2017 Repriced Term Loan, Prime + 2.500%, 7.000%, 5/01/2024(b)	17,834
5,541,815	U.S. Anesthesia Partners, Inc., 2017 Term Loan, 1-month LIBOR + 3.000%, 4.648%, 6/23/2024(b)	5,568,139
7,798,645	U.S. Renal Care, Inc., 2015 Term Loan B, 3-month LIBOR + 4.250%, 5.943%, 12/31/2022(b)	7,823,990

		184,938,212

	Home Construction – 1.0%
8,830,777	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.148%, 8/05/2024(b)	8,863,892
13,379,765	LBM Borrower LLC, 2018 1st Lien Term Loan, 2-month LIBOR + 3.750%, 5.449%, 8/20/2022(b)	13,496,838
8,813,147	Zodiac Pool Solutions LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.693%, 12/20/2023(b)	8,813,147

		31,173,877

	Independent Energy – 1.6%
17,670,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.340%, 12/31/2022(b)	17,868,787
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 11.971%, 12/31/2021(b)	6,945,400
8,595,269	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 9.444%, 8/23/2021(b)	9,151,813
17,968,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.588%, 3/01/2024(b)	18,028,548
1,627,010	P2 Upstream Acquisition Co., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.800%, 10/30/2020(b)	1,606,672

		53,601,220

	Industrial Other – 6.3%
11,960,462	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 3-month LIBOR + 3.500%, 5.193%, 9/26/2024(b)	12,042,750
6,341,617	Brickman Group Ltd. LLC, Initial Term Loan (Second Lien), 1-month LIBOR + 6.500%, 8.090%, 12/17/2021(b)	6,382,838
14,703,000	Capri Finance LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.022%, 11/01/2024(b)	14,693,884
10,875,974	CIBT Holdings, Inc., 2017 Term Loan, 3-month LIBOR + 3.750%, 5.443%, 6/03/2024(b)	10,916,758
4,579,333	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 3-month LIBOR + 6.000%, 7.904%, 11/22/2021(b)	4,451,112

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – continued
$ 12,528,000	Diamond (BC) B.V., USD Term Loan, 2-month LIBOR + 3.000%, 4.654%, 9/06/2024(b)	$12,496,680
7,849,199	Duke Finance LLC, 2017 Incremental Term Loan, 3-month LIBOR + 4.250%, 5.943%, 2/21/2024(b)	7,854,144
17,320,179	Eastman Kodak Co., Exit Term Loan, LIBOR + 6.250%, 8.014%, 9/03/2019(a)	15,674,762
18,687,113	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 6.443%, 11/03/2023(b)	18,853,989
3,470,513	Laureate Education, Inc., 2017 Term Loan B, 4/26/2024(e)	3,489,496
7,475,719	Laureate Education, Inc., 2017 Term Loan B, 1-month LIBOR + 4.500%, 5.148%, 4/26/2024(b)	7,516,611
11,084,897	LTI Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.398%, 5/16/2024(b)	11,161,161
3,207,000	LTI Holdings, Inc., 2018 Term Loan, 2/16/2024(e)	3,219,026
15,044,530	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 7.022%, 6/01/2022(b)	15,063,335
7,866,259	NES Global Talent Ltd., 1st Lien Term Loan, 3-month LIBOR + 5.500%, 7.272%, 10/03/2019(b)(h)(l)	7,394,283
5,110,909	Oasis Outsourcing Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.881%, 6/30/2023(b)	5,142,853
7,134,000	Oxbow Carbon LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 1/04/2023(b)	7,205,340
11,285,771	Power Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.745%, 12/20/2022(b)	11,455,057
3,289,000	Safe Fleet Acquisition, Corp., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.780%, 2/01/2025(b)	3,293,111
13,838,428	Sotera Health Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.648%, 5/15/2022(b)	13,864,444
4,589,530	Unifrax Corp., 2017 USD Term Loan B, 3-month LIBOR + 3.750%, 5.193%, 4/04/2024(b)	4,635,425
9,171,356	WireCo WorldGroup, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.500%, 7.484%, 9/30/2023(b)	9,259,218

		206,066,277

	Internet & Data – 3.1%
11,977,388	CareerBuilder LLC, Term Loan, 3-month LIBOR + 6.750%, 8.443%, 7/26/2023(b)	11,842,642
21,358,863	EIG Investors Corp., 2017 Term Loan, LIBOR + 4.000%, 5.955%, 2/09/2023(a)	21,473,347
15,041,303	GTCR Valor Cos., Inc., USD 2017 Term Loan B1, 3-month LIBOR + 3.250%, 4.943%, 6/16/2023(b)	15,122,826
17,668,238	MH Sub I LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.338%, 9/13/2024(b)	17,663,820
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 9.088%, 9/15/2025(b)	8,918,300
4,665,000	NeuStar, Inc., 2nd Lien Term Loan, 8/08/2025(e)	4,694,156
2,178,000	NeuStar, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.672%, 8/08/2025(b)	2,191,613
8,392,965	NeuStar, Inc., Term Loan B2, 2-month LIBOR + 3.750%, 5.421%, 8/08/2024(b)	8,396,490

Principal Amount	Description	Value (†)
Senior Loans – continued

	Internet & Data – continued
$ 11,163,172	Polycom, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.874%, 9/27/2023(c)	$11,202,690

		101,505,884

	Leisure – 2.0%
12,374,338	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.443%, 7/08/2022(b)	12,340,309
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 9.943%, 7/10/2023(b)	3,908,908
15,683,000	Cineworld Ltd., 2018 USD Term Loan, 2/18/2025(e)	15,659,476
16,398,595	Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, 3-month LIBOR + 4.250%, 5.730%, 6/28/2024(b)	16,665,072
13,031,855	Leslie’s Poolmart, Inc., 2016 Term Loan, 8/16/2023(e)	13,045,799
2,877,906	Recess Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.254%, 9/29/2024(b)	2,894,109
389,881	Recess Holdings, Inc., 2017 Delayed Draw Term Loan, 3.750%, 9/29/2024(d)	392,076

		64,905,749

	Media Entertainment – 4.1%
9,411,675	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.193%, 7/31/2020(b)	7,999,924
6,984,164	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.000%, 7.787%, 2/25/2022(a)	6,669,877
12,825,308	Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.250%, 4.898%, 10/03/2023(b)	12,910,083
13,473,948	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 5.838%, 6/07/2023(b)	12,366,120
1,909,844	Extreme Reach, Inc., 1st Lien Term Loan, 3-month LIBOR + 6.250%, 7.950%, 2/07/2020(b)	1,917,006
14,278,000	Extreme Reach, Inc., 2nd Lien Term Loan, 3-month LIBOR + 10.000%, 11.626%, 1/24/2021(b)(h)(l)	13,463,012
17,931,887	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.148%, 9/30/2022(b)	18,021,546
19,005,753	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 5.648%, 5/04/2022(b)	18,696,910
13,250,000	Meredith Corp., Term Loan B, 1/31/2025(e)	13,322,477
6,267,000	Meredith Corp., Term Loan B, 3-month LIBOR + 3.000%, 4.658%, 1/31/2025(b)	6,301,280
13,349,826	Project Sunshine IV Pty Ltd., 2017 Term Loan B, 1-month LIBOR + 7.000%, 8.648%, 8/21/2022(b)	13,349,826
4,525,181	ProQuest LLC, New Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 10/24/2021(b)	4,580,343
6,037,378	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.648%, 2/23/2024(b)	6,037,378

		135,635,782

	Metals & Mining – 1.3%
8,803,000	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 1/29/2025(e)	8,852,561

Principal Amount	Description	Value (†)
Senior Loans – continued

	Metals & Mining – continued
$ 5,706,057	Global Brass & Copper, Inc., 2016 Term Loan B, 1-month LIBOR + 3.250%, 4.938%, 7/18/2023(b)	$5,755,985
15,662,000	GrafTech Finance, Inc., 2018 Term Loan B, 3-month LIBOR + 3.500%, 5.081%, 2/12/2025(b)	15,642,422
9,713,598	Harsco Corp., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.688%, 12/05/2024(b)	9,827,732
3,908,000	Phoenix Services International LLC, Term Loan, 1/26/2025(e)	3,947,080

		44,025,780

	Midstream – 1.0%
18,530,420	BCP Raptor LLC, Term Loan B, LIBOR + 4.250%, 6.039%, 6/24/2024(a)	18,660,133
1,671,000	EIG Management Company LLC, 2018 Term Loan B, 1/30/2025(e)	1,682,497
7,493,016	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.596%, 2/15/2024(b)	7,474,283
5,211,000	Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.588%, 2/17/2025(b)	5,214,283

		33,031,196

	Oil Field Services – 0.3%
10,213,754	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.193%, 3/19/2021(b)	9,387,564

	Packaging – 1.5%
11,639,828	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 3-month LIBOR + 4.250%, 5.943%, 6/30/2022(b)	11,436,131
4,655,000	KPEX Holdings Inc., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.898%, 1/31/2025(b)	4,660,819
460,000	KPEX Holdings Inc., Delayed Draw Term Loan, 1.000%, 1/31/2025(d)	460,575
9,087,040	PLZ Aeroscience Corp., USD Term Loan, 3-month LIBOR + 3.500%, 5.169%, 7/31/2022(c)	9,152,376
7,393,000	Pro Mach Group, Inc., 2018 Term Loan B, 2/26/2025(e)	7,411,482
1,363,540	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 3-month LIBOR + 3.750%, 5.392%, 11/30/2023(b)	1,369,785
13,532,880	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.443%, 11/30/2023(b)	13,594,860

		48,086,028

	Pharmaceuticals – 0.5%
3,450,000	Akorn, Inc., Term Loan B, 1-month LIBOR + 4.250%, 5.938%, 4/16/2021(b)	3,406,875
13,884,255	Endo Luxembourg Finance Co. I S.a r.l., 2017 Term Loan B, 1-month LIBOR + 4.250%, 5.938%, 4/29/2024(b)	13,846,073

		17,252,948

	Property & Casualty Insurance – 2.8%
5,927,771	Alliant Holdings I, Inc., 2015 Term Loan B, 1-month LIBOR + 3.250%, 4.898%, 8/12/2022(b)	5,951,482
4,506,884	AmWINS Group, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.398%, 1/25/2025(b)	4,538,793

Principal Amount	Description	Value (†)
Senior Loans – continued

	Property & Casualty Insurance – continued
$ 6,665,169	Broadstreet Partners, Inc., 2017 Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 11/08/2023(b)	$6,726,288
16,819,310	Confie Seguros Holding II Co., 2016 Term Loan B, LIBOR + 5.250%, 7.233%, 4/19/2022(a)	16,819,310
11,828,234	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.443%, 12/10/2019(b)	11,778,910
5,255,227	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.693%, 6/10/2020(b)	5,185,175
469,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.398%, 4/27/2025(b)	476,270
17,870,956	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.188%, 12/20/2024(b)	18,022,859
7,952,018	VF Holding Corp., Reprice Term Loan, 1-month LIBOR + 3.250%, 4.898%, 6/30/2023(b)	8,021,599
14,779,518	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 5.398%, 10/01/2021(b)	14,450,673

		91,971,359

	Restaurants – 1.9%
10,066,629	Big Jack Holdings LP, 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.650%, 4/05/2024(b)	10,192,462
6,949,786	Golden Nugget, Inc., 2017 Incremental Term Loan, LIBOR + 3.250%, 4.979%, 10/04/2023(a)	7,002,813
5,208,000	IRB Holding Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.829%, 2/05/2025(b)	5,256,382
4,825,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 8/01/2022(e)	4,849,125
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.693%, 8/01/2022(b)	7,717,395
21,313,563	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 6.898%, 7/28/2021(b)	21,353,632
4,385,000	Tacala LLC, 1st Lien Term Loan, 1/31/2025(e)	4,406,925
2,541,868	TriMark USA LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.150%, 8/28/2024(b)	2,555,848
113,761	TriMark USA LLC, Delayed Draw Term Loan, 8/28/2024(e)	114,387

		63,448,969

	Retailers – 5.4%
16,471,838	Academy Ltd., 2015 Term Loan B, LIBOR + 4.000%, 5.553%, 7/01/2022(a)	13,131,185
10,853,606	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.693%, 2/10/2023(b)	10,941,846
15,642,144	Ascena Retail Group, Inc., 2015 Term Loan B, 1-month LIBOR + 4.500%, 6.188%, 8/21/2022(b)	13,994,088
6,882,124	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 5.272%, 6/03/2022(b)	6,899,329
15,583,074	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 6.648%, 9/25/2024(b)	15,524,637
15,703,918	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.398%, 2/12/2021(b)	15,546,879
5,699,850	David’s Bridal, Inc., New Term Loan B, 3-month LIBOR + 4.000%, 5.700%, 10/11/2019(b)	4,834,670

Principal Amount	Description	Value (†)
Senior Loans – continued

	Retailers – continued
$ 12,635,000	EG Group Ltd., 2018 USD Term Loan B, 1/19/2025(e)	$12,628,682
6,250,000	Hudson’s Bay Co., 2015 Term Loan B, 1-month LIBOR + 3.250%, 4.898%, 9/30/2022(b)	6,015,625
18,519,104	Jill Acquisition LLC, 2015 Term Loan, 3-month LIBOR + 5.000%, 6.780%, 5/08/2022(b)	18,333,913
5,632,046	Men’s Wearhouse, Inc. (The), Term Loan B, LIBOR + 3.500%, 5.147%, 6/18/2021(a)	5,639,087
10,242,741	Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 1-month LIBOR + 3.250%, 4.830%, 10/25/2020(b)	8,665,769
10,270,645	PetSmart, Inc., Term Loan B2, 1-month LIBOR + 3.000%, 4.570%, 3/11/2022(b)	8,368,008
21,635,775	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.787%, 9/12/2024(b)	21,487,137
7,472,966	The Talbots, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.148%, 3/19/2020(b)	7,342,189
8,040,607	The Talbots, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.148%, 3/19/2021(b)(h)(l)	7,799,389

		177,152,433

	Technology – 7.9%
18,237,993	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.484%, 6/13/2024(b)	18,224,680
11,080,000	Almonde, Inc., USD 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 9.234%, 6/13/2025(b)	10,990,695
3,750,000	Aptean, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 11.200%, 12/14/2023(b)	3,765,637
15,583,243	Aptean, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.950%, 12/20/2022(b)	15,654,614
10,529,623	Aricent Technologies, 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.088%, 4/14/2021(b)	10,552,683
11,806,000	DigiCert, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.772%, 10/31/2025(b)	11,924,060
4,963,657	DigiCert, Inc., 2017 Term Loan B1, 10/31/2024(e)	5,016,421
4,202,934	DigiCert, Inc., 2017 Term Loan B1, 3-month LIBOR + 4.750%, 6.522%, 10/31/2024(b)	4,247,611
10,638,243	Genesys Telecom Holdings, U.S., Inc., 2018 USD Term Loan B, 12/01/2023(e)	10,673,668
10,638,243	Greeneden U.S. Holdings II LLC, USD 2017 Term Loan B2, 3-month LIBOR + 3.750%, 5.443%, 12/01/2023(b)	10,673,668
14,143,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 8.648%, 7/07/2025(b)	14,408,863
2,835,000	Informatica Corp., 2018 USD Term Loan, 3-month LIBOR + 3.250%, 4.943%, 8/05/2022(b)	2,849,175
11,689,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.445%, 4/01/2022(b)	11,210,084
13,036,731	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.695%, 4/01/2021(b)	13,043,249
12,292,000	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.148%, 9/29/2025(b)	12,322,730
7,848,578	Openlink International Intermediate, Inc., 2017 Term Loan, LIBOR + 6.500%, 8.272%, 7/29/2019(a)	7,858,389

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$ 6,413,198	Presidio, Inc., 2017 Refinanced Term Loan B, LIBOR + 2.750%, 4.445%, 2/02/2024(a)	$6,427,884
13,404,000	Quest Software U.S. Holdings, Inc., 2017 Term Loan B, 3-month LIBOR + 5.500%, 7.272%, 10/31/2022(b)	13,616,990
11,645,736	Riverbed Technology, Inc., 2016 Term Loan, 3-month LIBOR + 3.250%, 4.900%, 4/24/2022(b)	11,466,159
6,094,529	Rocket Software, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.943%, 10/14/2023(b)	6,155,474
5,657,835	Rocket Software, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 11.193%, 10/14/2024(b)	5,710,905
11,970,000	SciQuest, Inc., 2017 Term Loan, 1-month LIBOR + 4.000%, 5.648%, 12/28/2024(b)	11,940,075
19,375,355	Sirius Computer Solutions, Inc., 2016 Term Loan, 1-month LIBOR + 4.250%, 5.898%, 10/30/2022(b)	19,512,533
5,874,591	SurveyMonkey, Inc., 2017 Term Loan, 3-month LIBOR + 4.500%, 6.200%, 4/13/2024(b)	5,874,591
16,041,365	Veritas Bermuda Ltd., USD Repriced Term Loan B, 3-month LIBOR + 4.500%, 6.193%, 1/27/2023(b)	15,947,844

		260,068,682

	Transportation Services – 2.2%
12,714,918	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.648%, 3/09/2024(b)	12,635,449
8,872,415	American Traffic Solutions, Inc., 1st Lien Term Loan, Prime + 3.500%, 8.000%, 5/24/2024(b)	8,916,777
13,351,733	American Traffic Solutions, Inc., 2018 1st Lien Term Loan, 2/23/2025(e)	13,418,492
4,073,000	Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.670%, 6/15/2023(b)	4,134,095
3,000,000	Transplace Holdings, Inc., 1st Lien Term Loan, 10/07/2024(e)	3,028,140
8,626,000	Transplace Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.829%, 10/07/2024(b)	8,706,912
20,781,745	Uber Technologies, Term Loan B, 1-month LIBOR + 4.000%, 5.648%, 7/13/2023(b)	20,896,045

		71,735,910

	Utility Other – 0.6%
4,733,861	PowerTeam Services LLC, 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.943%, 5/06/2020(b)	4,733,861
14,752,405	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.943%, 11/06/2020(b)	14,764,650

		19,498,511

	Wireless – 1.4%
28,717,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.648%, 8/04/2025(b)	29,413,787
7,489,422	GTT Communications, Inc., 2017 Add on Term Loan B, 1-month LIBOR + 3.250%, 4.938%, 1/09/2024(b)	7,529,191
9,641,666	LSF9 Atlantis Holdings LLC, 2017 Term Loan, 1-month LIBOR + 6.000%, 7.575%, 5/01/2023(b)	9,619,972

		46,562,950

Principal Amount	Description	Value (†)
Senior Loans – continued

	Wirelines – 1.0%
$ 11,527,000	Avaya, Inc., Exit Term Loan B, 1-month LIBOR + 4.750%, 6.338%, 12/15/2024(b)	$11,584,635
6,596,301	Communications Sales & Leasing, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.648%, 10/24/2022(b)	6,335,220
13,489,516	Coral-U.S. Co-Borrower LLC, Term Loan B4, 3-month LIBOR + 3.250%, 4.889%, 1/30/2026(b)	13,463,346

		31,383,201

	Total Senior Loans (Identified Cost $2,889,753,911)	2,887,873,718

Bonds and Notes – 7.2%

	Chemicals – 0.1%
4,842,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	4,914,630

	Environmental – 0.6%
13,580,000	GFL Environmental, Inc., 5.375%, 3/01/2023, 144A	13,596,975
4,860,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	4,957,200

		18,554,175

	Finance Companies – 0.4%
14,035,000	iStar, Inc., 6.000%, 4/01/2022	14,105,175

	Healthcare – 0.4%
4,225,000	Select Medical Corp., 6.375%, 6/01/2021	4,309,078
8,205,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	8,656,275

		12,965,353

	Independent Energy – 1.3%
10,540,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	11,225,100
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	8,768,765
4,965,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	4,257,488
4,500,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	4,609,687
13,270,000	SM Energy Co., 6.500%, 1/01/2023	13,270,000

		42,131,040

	Media Entertainment – 0.3%
10,235,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	10,222,206

	Metals & Mining – 0.5%
6,410,000	Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022, 144A	6,617,684

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – continued
$ 9,375,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	$9,503,906

		16,121,590

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
9,717,715	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 8.514%, 8/15/2019, 144A(b)	9,777,869

	Oil Field Services – 0.2%
5,625,000	Petroleum Geo-Services ASA, 7.375%, 12/15/2020, 144A	5,540,625

	Property & Casualty Insurance – 1.0%
14,090,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	14,424,638
19,282,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	19,884,562

		34,309,200

	Technology – 0.4%
12,678,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	11,473,590

	Transportation Services – 0.4%
14,085,000	Hertz Corp. (The), 7.625%, 6/01/2022, 144A	14,472,338

	Wirelines – 1.3%
17,475,000	Frontier Communications Corp., 8.125%, 10/01/2018	17,775,570
16,445,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	14,142,700
15,698,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	10,114,849

		42,033,119

	Total Bonds and Notes (Identified Cost $239,459,677)	236,620,910

Shares
Common Stocks – 0.2%

	Energy Equipment & Services – 0.1%
61,854	Ameriforge Group, Inc.(f)(h)(i)(j)(m)	2,783,430

	Industrial Conglomerates – 0.0%
20,609	TwentyEighty, Inc., Class A(f)(h)(i)(j)(m)	—

	Oil, Gas & Consumable Fuels – 0.1%
456,710	Blue Ridge Mountain Resource, Inc.(f)(i)(j)(m)	3,710,769

	Specialty Retail – 0.0%
1,790,825	Onsite Rental Group Pty Ltd.(f)(h)(i)(j)(m)	—

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $10,440,606)	6,494,199

Principal Amount
Short-Term Investments – 9.6%
$ 315,283,814	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2018 at 0.700% to be repurchased at $315,289,945 on 3/01/2018 collateralized by $322,765,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $319,750,052; $1,875,000 U.S. Treasury Note, 2.000% due 8/31/2021 valued at $1,841,308 including accrued interest(n) (Identified Cost $315,283,814)	$315,283,814

	Total Investments – 105.2% (Identified Cost $3,454,938,008)	3,446,272,641
	Other assets less liabilities – (5.2)%	(170,492,676)

	Net Assets – 100.0%	$3,275,779,965

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$37,668,746	1.1%	$9,009,442	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(b)	Variable rate security. Rate as of February 28, 2018 is disclosed.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2018.
(d)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(e)	Position is unsettled. Contract rate was not determined at February 28, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended February 28, 2018, the issuer has not made any interest payments.
(h)	Illiquid security. (Unaudited)
(i)	Fair valued by the Fund’s adviser. At February 28, 2018, the value of these securities amounted to $9,009,442 or 0.3% of net assets.

(j)	Securities subject to restriction on resale. At February 28, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Ameriforge Group, Inc.	August 22, 2017	$2,262,602	$2,783,430	0.1%
Blue Ridge Mountain Resource, Inc.	May 13, 2016	8,178,004	3,710,769	0.1%
Onsite Rental Group Pty Ltd.	November 3, 2017	—	—	—
Onsite Rental Group Pty Ltd., PIK Term Loan B	November 3, 2017	2,384,581	2,515,243	0.1%
TwentyEighty, Inc. Class A	February 7, 2017	—	—	—
TwentyEighty, Inc. PIK Term Loan B	February 7, 2017	4,855,279	2,271,386	0.1%
TwentyEighty, Inc. PIK Term Loan C	February 7, 2017	3,427,257	1,628,936	Less than 0.1%

(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended February 28, 2018 interest payments were made in cash and principal.
(l)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At February 28, 2018, the value of these securities amounted to $37,668,746 or 1.1% of net assets.
(m)	Non-income producing security.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the value of Rule 144A holdings amounted to $149,530,219 or 4.6% of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Construction Machinery	$—	$9,135,866	$2,515,243	(a)	$11,651,109
Consumer Cyclical Services	—	270,502,744	3,900,322	(b)	274,403,066
All Other Senior Loans*	—	2,601,819,543	—		2,601,819,543

Total Senior Loans	—	2,881,458,153	6,415,565		2,887,873,718

Bonds and Notes*	—	236,620,910	—		236,620,910
Common Stocks
Energy Equipment & Services	—	—	2,783,430	(a)	2,783,430
Industrial Conglomerates	—	—	—	(a)	—
Oil, Gas & Consumable Fuels	—	—	3,710,769	(a)	3,710,769
Specialty Retail	—	—	—	(c)	—

Total Common Stocks	—	—	6,494,199		6,494,199

Short-Term Investments	—	315,283,814	—		315,283,814

Total	$—	$3,433,362,877	$12,909,764		$3,446,272,641

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued at zero using level 3 inputs by the Fund’s adviser.

For the period ended February 28, 2018, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2017 and/or February 28, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2018
Senior Loans
Construction Machinery	$2,384,581		$34,084	$—	$96,578	$—	$—	$—	$—	$2,515,243		$96,578
Consumer Cyclical Services	3,825,581		—	—	(24,914)	99,655	—	—	—	3,900,322		(24,914)
Common Stocks
Energy Equipment & Services	2,474,160		—	—	309,270	—	—	—	—	2,783,430		309,270
Industrial Conglomerates	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Oil, Gas & Consumable Fuels	4,110,390		—	—	(399,621)	—	—	—	—	3,710,769		(399,621)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$12,794,712		$34,084	$—	$(18,687)	$99,655	$—	$—	$—	$12,909,764		$(18,687)

(a)	Fair Valued at zero.

Information Classification: Limited Access

Industry Summary at February 28, 2018 (Unaudited)

Consumer Cyclical Services	8.4%
Technology	8.3
Industrial Other	6.3
Healthcare	6.0
Consumer Products	6.0
Retailers	5.4
Automotive	5.1
Media Entertainment	4.4
Property & Casualty Insurance	3.8
Building Materials	3.7
Internet & Data	3.1
Financial Other	2.9
Independent Energy	2.9
Transportation Services	2.6
Food & Beverage	2.6
Wirelines	2.3
Leisure	2.0
Other Investments, less than 2% each	19.8
Short-Term Investments	9.6

Total Investments	105.2
Other assets less liabilities	(5.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2018 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 94.2% of Net Assets

	Aerospace & Defense – 5.0%
40,100	General Dynamics Corp.	$8,920,245

	Auto Components – 4.4%
86,325	Aptiv PLC	7,884,062

	Banks – 3.5%
84,025	Citigroup, Inc.	6,343,047

	Biotechnology – 3.1%
253,425	Grifols S.A., ADR	5,524,665

	Capital Markets – 2.3%
25,250	Moody’s Corp.	4,213,720

	Chemicals – 4.9%
21,735	Sherwin-Williams Co. (The)	8,728,341

	Diversified Financial Services – 5.0%
43,475	Berkshire Hathaway, Inc., Class B(a)	9,008,020

	Diversified Telecommunication Services – 2.8%
136,350	AT&T, Inc.	4,949,505

	Electronic Equipment, Instruments & Components – 1.5%
11,025	IPG Photonics Corp.(a)	2,708,181

	Energy Equipment & Services – 3.5%
135,900	Halliburton Co.	6,308,478

	Health Care Equipment & Supplies – 1.8%
40,100	Medtronic PLC	3,203,589

	Health Care Providers & Services – 5.8%
46,375	UnitedHealth Group, Inc.	10,488,170

	Internet Software & Services – 2.3%
22,025	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,099,734

	IT Services – 5.6%
40,250	Broadridge Financial Solutions, Inc.	4,040,295
34,275	MasterCard, Inc., Class A	6,024,174

		10,064,469

	Life Sciences Tools & Services – 2.5%
21,275	Thermo Fisher Scientific, Inc.	4,437,539

	Machinery – 3.5%
39,475	Snap-on, Inc.	6,285,209

	Media – 9.4%
70,700	Time Warner, Inc.	6,572,272

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
284,800	Twenty-First Century Fox, Inc., Class B	$10,372,416

		16,944,688

	Oil, Gas & Consumable Fuels – 6.7%
392,375	Cameco Corp.	3,460,748
138,425	Enterprise Products Partners LP	3,518,763
941,325	Kosmos Energy Ltd.(a)	5,073,742

		12,053,253

	Personal Products – 2.7%
34,900	Estee Lauder Cos., Inc. (The), Class A	4,831,556

	Semiconductors & Semiconductor Equipment – 4.7%
77,600	Texas Instruments, Inc.	8,407,960

	Software – 5.5%
104,975	Microsoft Corp.	9,843,506

	Specialty Retail – 4.9%
48,525	Home Depot, Inc. (The)	8,844,652

	Technology Hardware, Storage & Peripherals – 2.8%
28,775	Apple, Inc.	5,125,403

	Total Common Stocks (Identified Cost $138,969,368)	169,217,992

Closed-End Investment Companies – 3.8%
35,975	Altaba, Inc.(a)	2,692,729
259,550	Ares Capital Corp.	4,098,294

	Total Closed-End Investment Companies (Identified Cost $6,382,568)	6,791,023

	Total Purchased Options – 1.0% (Identified Cost $2,940,612) (see detail below)	1,860,000

Principal Amount
Short-Term Investments – 1.9%
$ 3,426,406	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2018 at 0.700% to be repurchased at $3,426,472 on 3/01/2018 collateralized by $3,635,000 U.S. Treasury Note, 2.000% due 4/30/2024 valued at $3,496,125 including accrued interest(b) (Identified Cost $3,426,406)	3,426,406

Total Investments – 100.9% (Identified Cost $151,718,954)	$181,295,421
Other assets less liabilities – (0.9)%	(1,686,731)

Net Assets – 100.0%	$179,608,690

Purchased Options – 1.0%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
	Index Options – 1.0%
S&P 500® Index, Put(a)(c)	09/21/2018	2,475	300	$81,414,900	$2,940,612	$1,860,000

Written Options – (0.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
	Index Options – (0.8%)
S&P 500® Index, Put(c)	09/21/2018	2,375	(300)	$(81,414,900)	$(2,249,388)	$(1,423,500)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(c)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$169,217,992	$—	$—	$169,217,992
Closed-End Investment Companies	6,791,023	—	—	6,791,023
Purchased Options*	—	1,860,000	—	1,860,000
Short-Term Investments	—	3,426,406	—	3,426,406

Total	$176,009,015	$5,286,406	$—	$181,295,421

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(1,423,500)	$—	$(1,423,500)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased and written put options to hedge against a decline in values. The Fund may also use written call options to collect incremental income on an equity position it holds. During the period ended February 28, 2018, the Fund engaged in purchased and written put options for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of February 28, 2018:

Assets	Investments at value
Exchange-traded asset derivatives
Equity contracts	$1,860,000

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,423,500)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at February 28, 2018 (Unaudited)

Media	9.4%
Oil, Gas & Consumable Fuels	6.7
Health Care Providers & Services	5.8
IT Services	5.6
Software	5.5
Diversified Financial Services	5.0
Aerospace & Defense	5.0
Specialty Retail	4.9
Chemicals	4.9
Semiconductors & Semiconductor Equipment	4.7
Auto Components	4.4
Closed-End Investment Companies	3.8
Banks	3.5
Energy Equipment & Services	3.5
Machinery	3.5
Biotechnology	3.1
Technology Hardware, Storage & Peripherals	2.8
Diversified Telecommunication Services	2.8
Personal Products	2.7
Life Sciences Tools & Services	2.5
Capital Markets	2.3
Internet Software & Services	2.3
Other Investments, less than 2% each	4.3
Short-Term Investments	1.9

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 25, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 25, 2018